Net income (loss) per common share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Net income (loss) per common share

Note 32 – Net income (loss) per common share

The following table sets forth the computation of net income (loss) per common share (“EPS”), basic and diluted, for the years ended December 31, 2011, 2010 and 2009:

(In thousands, except per share information)	2011	2010	2009
Net income (loss) from continuing operations	$151,325	$137,401	$(553,947)
Net loss from discontinued operations	-	-	(19,972)
Preferred stock dividends	(3,723)	(310)	(39,857)
Deemed dividend on preferred stock[1]	-	(191,667)	-
Preferred stock discount accretion	-	-	(4,515)
Favorable impact from exchange of shares of Series A
and B preferred stock for common stock, net of issuance
costs	-	-	230,388
Favorable impact from exchange of Series C preferred stock
for trust preferred securities	-	-	485,280
Net income (loss) applicable to common stock	$147,602	$(54,576)	$97,377
Average common shares outstanding	1,021,793,932	885,154,040	408,229,498
Average potential dilutive common shares	1,101,030	-	-
Average common shares outstanding - assuming dilution	1,022,894,962	885,154,040	408,229,498
Basic and diluted EPS from continuing operations	$0.14	$(0.06)	$0.29
Basic and diluted EPS from discontinued operations	-	-	(0.05)
Basic and dilutive EPS	$0.14	$(0.06)	$0.24

Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase common stock at the exercise date. The difference between the number of potential shares issued and the shares purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, and restricted stock awards that result in lower potential shares issued than shares purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.

For the year ended December 31, 2011, there were 2,092,873 weighted average antidilutive stock options outstanding (2010 – 2,471,424; 2009 – 2,715,852). Additionally, the Corporation has outstanding a warrant issued to the U.S. Treasury to purchase 20,932,836 shares of common stock, which have an antidilutive effect at December 31, 2011.